Shareholder Report	6 Months Ended	7 Months Ended
	May 31, 2025 USD ($) Holding	Jul. 01, 2025
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Natixis Funds Trust II
Entity Central Index Key	0000052136
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000167848
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Global Growth Fund
Class Name	Class A
Trading Symbol	LSAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Global Growth Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$61	1.20%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.20%
AssetsNet	$ 128,359,774
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 319,085
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$128,359,774
  # of Portfolio Holdings (including overnight repurchase agreements)45
  Portfolio Turnover Rate2%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$319,085

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	12.4%
Short-Term Investments	0.3%
Semiconductors & Semiconductor Equipment	3.6%
Aerospace & Defense	3.8%
Hotels, Restaurants & Leisure	3.9%
IT Services	4.4%
Biotechnology	5.4%
Automobiles	5.6%
Entertainment	5.8%
Pharmaceuticals	6.5%
Financial Services	8.7%
Software	10.7%
Broadline Retail	13.3%
Interactive Media & Services	15.6%
Footnote	Description
Footnote*	Net of other assets less liabilities

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	7.1%
Canada	4.4%
Netherlands	5.2%
China	7.8%
Brazil	8.7%
United States	66.7%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

MercadoLibre, Inc.	7.1%
Meta Platforms, Inc., Class A	7.1%
Netflix, Inc.	5.8%
Tesla, Inc.	5.6%
Amazon.com, Inc.	5.3%
Alphabet, Inc., Class A	4.7%
Shopify, Inc., Class A	4.4%
Oracle Corp.	4.1%
Visa, Inc., Class A	4.0%
Adyen NV	4.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000167849
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Global Growth Fund
Class Name	Class C
Trading Symbol	LSCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Global Growth Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$100	1.95%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.95%
AssetsNet	$ 128,359,774
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 319,085
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$128,359,774
  # of Portfolio Holdings (including overnight repurchase agreements)45
  Portfolio Turnover Rate2%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$319,085

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	12.4%
Short-Term Investments	0.3%
Semiconductors & Semiconductor Equipment	3.6%
Aerospace & Defense	3.8%
Hotels, Restaurants & Leisure	3.9%
IT Services	4.4%
Biotechnology	5.4%
Automobiles	5.6%
Entertainment	5.8%
Pharmaceuticals	6.5%
Financial Services	8.7%
Software	10.7%
Broadline Retail	13.3%
Interactive Media & Services	15.6%
Footnote	Description
Footnote*	Net of other assets less liabilities

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	7.1%
Canada	4.4%
Netherlands	5.2%
China	7.8%
Brazil	8.7%
United States	66.7%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

MercadoLibre, Inc.	7.1%
Meta Platforms, Inc., Class A	7.1%
Netflix, Inc.	5.8%
Tesla, Inc.	5.6%
Amazon.com, Inc.	5.3%
Alphabet, Inc., Class A	4.7%
Shopify, Inc., Class A	4.4%
Oracle Corp.	4.1%
Visa, Inc., Class A	4.0%
Adyen NV	4.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000188122
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Global Growth Fund
Class Name	Class N
Trading Symbol	LSNGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Global Growth Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$46	0.90%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
AssetsNet	$ 128,359,774
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 319,085
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$128,359,774
  # of Portfolio Holdings (including overnight repurchase agreements)45
  Portfolio Turnover Rate2%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$319,085

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	12.4%
Short-Term Investments	0.3%
Semiconductors & Semiconductor Equipment	3.6%
Aerospace & Defense	3.8%
Hotels, Restaurants & Leisure	3.9%
IT Services	4.4%
Biotechnology	5.4%
Automobiles	5.6%
Entertainment	5.8%
Pharmaceuticals	6.5%
Financial Services	8.7%
Software	10.7%
Broadline Retail	13.3%
Interactive Media & Services	15.6%
Footnote	Description
Footnote*	Net of other assets less liabilities

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	7.1%
Canada	4.4%
Netherlands	5.2%
China	7.8%
Brazil	8.7%
United States	66.7%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

MercadoLibre, Inc.	7.1%
Meta Platforms, Inc., Class A	7.1%
Netflix, Inc.	5.8%
Tesla, Inc.	5.6%
Amazon.com, Inc.	5.3%
Alphabet, Inc., Class A	4.7%
Shopify, Inc., Class A	4.4%
Oracle Corp.	4.1%
Visa, Inc., Class A	4.0%
Adyen NV	4.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000167850
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Global Growth Fund
Class Name	Class Y
Trading Symbol	LSGGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Global Growth Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$49	0.95%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%
AssetsNet	$ 128,359,774
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 319,085
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$128,359,774
  # of Portfolio Holdings (including overnight repurchase agreements)45
  Portfolio Turnover Rate2%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$319,085

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	12.4%
Short-Term Investments	0.3%
Semiconductors & Semiconductor Equipment	3.6%
Aerospace & Defense	3.8%
Hotels, Restaurants & Leisure	3.9%
IT Services	4.4%
Biotechnology	5.4%
Automobiles	5.6%
Entertainment	5.8%
Pharmaceuticals	6.5%
Financial Services	8.7%
Software	10.7%
Broadline Retail	13.3%
Interactive Media & Services	15.6%
Footnote	Description
Footnote*	Net of other assets less liabilities

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	7.1%
Canada	4.4%
Netherlands	5.2%
China	7.8%
Brazil	8.7%
United States	66.7%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

MercadoLibre, Inc.	7.1%
Meta Platforms, Inc., Class A	7.1%
Netflix, Inc.	5.8%
Tesla, Inc.	5.6%
Amazon.com, Inc.	5.3%
Alphabet, Inc., Class A	4.7%
Shopify, Inc., Class A	4.4%
Oracle Corp.	4.1%
Visa, Inc., Class A	4.0%
Adyen NV	4.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000105118
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Senior Floating Rate and Fixed Income Fund
Class Name	Class A
Trading Symbol	LSFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Senior Floating Rate and Fixed Income Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$50	0.99%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%
AssetsNet	$ 629,533,739
Holdings Count | Holding	257
Advisory Fees Paid, Amount	$ 2,087,106
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$629,533,739
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)257
  Portfolio Turnover Rate53%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$2,087,106

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	25.7%
Short-Term Investments	7.1%
Financial Other	3.0%
Industrial Other	3.0%
Transportation Services	3.0%
Brokerage	3.5%
Cable Satellite	4.1%
Building Materials	5.7%
Media Entertainment	5.7%
Healthcare	5.7%
Property & Casualty Insurance	6.2%
Retailers	6.3%
Consumer Cyclical Services	7.8%
Technology	13.2%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	4.3
Not ratedFootnote Reference^	1.4
CCC	8.3
B	64.7
BB	20.7
BBB	0.6
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000105119
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Senior Floating Rate and Fixed Income Fund
Class Name	Class C
Trading Symbol	LSFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Senior Floating Rate and Fixed Income Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$88	1.74%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.74%
AssetsNet	$ 629,533,739
Holdings Count | Holding	257
Advisory Fees Paid, Amount	$ 2,087,106
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$629,533,739
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)257
  Portfolio Turnover Rate53%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$2,087,106

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	25.7%
Short-Term Investments	7.1%
Financial Other	3.0%
Industrial Other	3.0%
Transportation Services	3.0%
Brokerage	3.5%
Cable Satellite	4.1%
Building Materials	5.7%
Media Entertainment	5.7%
Healthcare	5.7%
Property & Casualty Insurance	6.2%
Retailers	6.3%
Consumer Cyclical Services	7.8%
Technology	13.2%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	4.3
Not ratedFootnote Reference^	1.4
CCC	8.3
B	64.7
BB	20.7
BBB	0.6
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000188118
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Senior Floating Rate and Fixed Income Fund
Class Name	Class N
Trading Symbol	LSFNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Senior Floating Rate and Fixed Income Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$35	0.69%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
AssetsNet	$ 629,533,739
Holdings Count | Holding	257
Advisory Fees Paid, Amount	$ 2,087,106
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$629,533,739
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)257
  Portfolio Turnover Rate53%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$2,087,106

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	25.7%
Short-Term Investments	7.1%
Financial Other	3.0%
Industrial Other	3.0%
Transportation Services	3.0%
Brokerage	3.5%
Cable Satellite	4.1%
Building Materials	5.7%
Media Entertainment	5.7%
Healthcare	5.7%
Property & Casualty Insurance	6.2%
Retailers	6.3%
Consumer Cyclical Services	7.8%
Technology	13.2%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	4.3
Not ratedFootnote Reference^	1.4
CCC	8.3
B	64.7
BB	20.7
BBB	0.6
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000105120
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Senior Floating Rate and Fixed Income Fund
Class Name	Class Y
Trading Symbol	LSFYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Senior Floating Rate and Fixed Income Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$37	0.74%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
AssetsNet	$ 629,533,739
Holdings Count | Holding	257
Advisory Fees Paid, Amount	$ 2,087,106
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$629,533,739
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)257
  Portfolio Turnover Rate53%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$2,087,106

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	25.7%
Short-Term Investments	7.1%
Financial Other	3.0%
Industrial Other	3.0%
Transportation Services	3.0%
Brokerage	3.5%
Cable Satellite	4.1%
Building Materials	5.7%
Media Entertainment	5.7%
Healthcare	5.7%
Property & Casualty Insurance	6.2%
Retailers	6.3%
Consumer Cyclical Services	7.8%
Technology	13.2%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	4.3
Not ratedFootnote Reference^	1.4
CCC	8.3
B	64.7
BB	20.7
BBB	0.6
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000115831
Shareholder Report [Line Items]
Fund Name	Vaughan Nelson Select Fund
Class Name	Class A
Trading Symbol	VNSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vaughan Nelson Select Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$54	1.10%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.10%
Material Change Date		Jul. 01, 2025
AssetsNet	$ 551,060,839
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 2,255,971
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$551,060,839
  # of Portfolio Holdings (including overnight repurchase agreements)27
  Portfolio Turnover Rate44%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$2,255,971

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	12.7%
Short-Term Investments	1.7%
Specialty Retail	3.1%
Capital Markets	3.1%
Electrical Equipment	3.2%
Trading Companies & Distributors	3.2%
Chemicals	3.5%
Food Products	3.7%
Pharmaceuticals	3.8%
Banks	4.2%
Oil, Gas & Consumable Fuels	4.6%
Financial Services	4.6%
Broadline Retail	6.4%
Entertainment	6.5%
Interactive Media & Services	9.9%
Software	11.6%
Semiconductors & Semiconductor Equipment	14.2%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Microsoft Corp.	7.6%
Amazon.com, Inc.	6.4%
NVIDIA Corp.	6.1%
Meta Platforms, Inc., Class A	5.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.2%
Alphabet, Inc., Class A	4.7%
Berkshire Hathaway, Inc., Class B	4.6%
JPMorgan Chase & Co.	4.2%
Spotify Technology SA	4.1%
ServiceNow, Inc.	4.0%

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Fees: The advisory fee rate was reduced from 0.70% to 0.66% and the sub-advisory fee rate was reduced from 0.47% to 0.4425%.

Material Fund Change Expenses [Text Block]	Fees: The advisory fee rate was reduced from 0.70% to 0.66% and the sub-advisory fee rate was reduced from 0.47% to 0.4425%.
Summary of Change Legend [Text Block]

Effective July 1, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Updated Prospectus Phone Number	(800) 225-5478
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000115832
Shareholder Report [Line Items]
Fund Name	Vaughan Nelson Select Fund
Class Name	Class C
Trading Symbol	VNSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vaughan Nelson Select Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$90	1.85%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.85%
Material Change Date		Jul. 01, 2025
AssetsNet	$ 551,060,839
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 2,255,971
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$551,060,839
  # of Portfolio Holdings (including overnight repurchase agreements)27
  Portfolio Turnover Rate44%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$2,255,971

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	12.7%
Short-Term Investments	1.7%
Specialty Retail	3.1%
Capital Markets	3.1%
Electrical Equipment	3.2%
Trading Companies & Distributors	3.2%
Chemicals	3.5%
Food Products	3.7%
Pharmaceuticals	3.8%
Banks	4.2%
Oil, Gas & Consumable Fuels	4.6%
Financial Services	4.6%
Broadline Retail	6.4%
Entertainment	6.5%
Interactive Media & Services	9.9%
Software	11.6%
Semiconductors & Semiconductor Equipment	14.2%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Microsoft Corp.	7.6%
Amazon.com, Inc.	6.4%
NVIDIA Corp.	6.1%
Meta Platforms, Inc., Class A	5.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.2%
Alphabet, Inc., Class A	4.7%
Berkshire Hathaway, Inc., Class B	4.6%
JPMorgan Chase & Co.	4.2%
Spotify Technology SA	4.1%
ServiceNow, Inc.	4.0%

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Fees: The advisory fee rate was reduced from 0.70% to 0.66% and the sub-advisory fee rate was reduced from 0.47% to 0.4425%.

Material Fund Change Expenses [Text Block]	Fees: The advisory fee rate was reduced from 0.70% to 0.66% and the sub-advisory fee rate was reduced from 0.47% to 0.4425%.
Summary of Change Legend [Text Block]

Effective July 1, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Updated Prospectus Phone Number	(800) 225-5478
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000188120
Shareholder Report [Line Items]
Fund Name	Vaughan Nelson Select Fund
Class Name	Class N
Trading Symbol	VNSNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vaughan Nelson Select Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$36	0.73%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.73%
Material Change Date		Jul. 01, 2025
AssetsNet	$ 551,060,839
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 2,255,971
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$551,060,839
  # of Portfolio Holdings (including overnight repurchase agreements)27
  Portfolio Turnover Rate44%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$2,255,971

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	12.7%
Short-Term Investments	1.7%
Specialty Retail	3.1%
Capital Markets	3.1%
Electrical Equipment	3.2%
Trading Companies & Distributors	3.2%
Chemicals	3.5%
Food Products	3.7%
Pharmaceuticals	3.8%
Banks	4.2%
Oil, Gas & Consumable Fuels	4.6%
Financial Services	4.6%
Broadline Retail	6.4%
Entertainment	6.5%
Interactive Media & Services	9.9%
Software	11.6%
Semiconductors & Semiconductor Equipment	14.2%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Microsoft Corp.	7.6%
Amazon.com, Inc.	6.4%
NVIDIA Corp.	6.1%
Meta Platforms, Inc., Class A	5.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.2%
Alphabet, Inc., Class A	4.7%
Berkshire Hathaway, Inc., Class B	4.6%
JPMorgan Chase & Co.	4.2%
Spotify Technology SA	4.1%
ServiceNow, Inc.	4.0%

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Fees: The advisory fee rate was reduced from 0.70% to 0.66% and the sub-advisory fee rate was reduced from 0.47% to 0.4425%.

Material Fund Change Expenses [Text Block]	Fees: The advisory fee rate was reduced from 0.70% to 0.66% and the sub-advisory fee rate was reduced from 0.47% to 0.4425%.
Summary of Change Legend [Text Block]

Effective July 1, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Updated Prospectus Phone Number	(800) 225-5478
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000115833
Shareholder Report [Line Items]
Fund Name	Vaughan Nelson Select Fund
Class Name	Class Y
Trading Symbol	VNSYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vaughan Nelson Select Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$41	0.85%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.85%
Material Change Date		Jul. 01, 2025
AssetsNet	$ 551,060,839
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 2,255,971
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$551,060,839
  # of Portfolio Holdings (including overnight repurchase agreements)27
  Portfolio Turnover Rate44%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$2,255,971

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	12.7%
Short-Term Investments	1.7%
Specialty Retail	3.1%
Capital Markets	3.1%
Electrical Equipment	3.2%
Trading Companies & Distributors	3.2%
Chemicals	3.5%
Food Products	3.7%
Pharmaceuticals	3.8%
Banks	4.2%
Oil, Gas & Consumable Fuels	4.6%
Financial Services	4.6%
Broadline Retail	6.4%
Entertainment	6.5%
Interactive Media & Services	9.9%
Software	11.6%
Semiconductors & Semiconductor Equipment	14.2%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Microsoft Corp.	7.6%
Amazon.com, Inc.	6.4%
NVIDIA Corp.	6.1%
Meta Platforms, Inc., Class A	5.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.2%
Alphabet, Inc., Class A	4.7%
Berkshire Hathaway, Inc., Class B	4.6%
JPMorgan Chase & Co.	4.2%
Spotify Technology SA	4.1%
ServiceNow, Inc.	4.0%

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Fees: The advisory fee rate was reduced from 0.70% to 0.66% and the sub-advisory fee rate was reduced from 0.47% to 0.4425%.

Material Fund Change Expenses [Text Block]	Fees: The advisory fee rate was reduced from 0.70% to 0.66% and the sub-advisory fee rate was reduced from 0.47% to 0.4425%.
Summary of Change Legend [Text Block]

Effective July 1, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Updated Prospectus Phone Number	(800) 225-5478
Updated Prospectus Web Address	im.natixis.com/funddocuments